Vessels, net (Tables)	6 Months Ended
Jun. 30, 2017
Vessels, Drilling Units, Machinery and Equipment, net [Abstract]
Vessels
	Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2016	$95,550	$-	$95,550
Additions	424,181	(1,468)	422,713
Depreciation	-	(1,634)	(1,634)
Balance, June 30, 2017	$519,731	$(3,102)	$516,629